27. REVENUE (Details 4) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revenue [line items]
Other revenue		R$ 1,709	R$ 1,721	R$ 1,585
Subsidies [member]
Disclosure of revenue [line items]
Other revenue	[1]	1,395	1,266	1,136
Services rendered [member]
Disclosure of revenue [line items]
Other revenue		139	183	188
Charged Service [member]
Disclosure of revenue [line items]
Other revenue		11	17	14
Rental and leasing [member]
Disclosure of revenue [line items]
Other revenue		R$ 164	189	90
Other [member]
Disclosure of revenue [line items]
Other revenue			1	12
Reimbursement For Decontracted Supply [member]
Disclosure of revenue [line items]
Other revenue	[2]		R$ 65	R$ 145

[1]	Revenue recognized for the tariff subsidies applied to users of distribution and transmission services, including low income tariff incentive refunded by Eletrobras.
[2]	Reimbursement for suspension of energy supply -Renova.